Derivative financial instruments - Schedule of notional quantities of commodity contract derivatives by type (Details) £ in Millions	12 Months Ended
	Mar. 31, 2024 GBP (£) GWh MMBTU	Mar. 31, 2023 GBP (£) MMBTU GWh
Forward purchases of gas
Disclosure of detailed information about financial instruments [line items]
Derivative non-monetary notional amount	38,000,000	22
Derivative term	1 year	1 year
Derivative contractual amount | £	£ 14	£ 24
Electricity swaps
Disclosure of detailed information about financial instruments [line items]
Derivative non-monetary notional amount | GWh	14,128,000,000	14,076
Gas swaps
Disclosure of detailed information about financial instruments [line items]
Derivative non-monetary notional amount	44,000,000	50
Gas options
Disclosure of detailed information about financial instruments [line items]
Derivative non-monetary notional amount	78,000,000	57